Segment Information and Revenue Analysis (Details) - Schedule of disaggregated information of revenues by business lines - Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenues	$ 50,289	$ 11,577	$ 24,930
Insurance Marketing [Member]
Segment Reporting Information [Line Items]
Total revenues	49,232	11,577	24,930
10086 Hotline [Member]
Segment Reporting Information [Line Items]
Total revenues	922
Bank Card Call Center [Member]
Segment Reporting Information [Line Items]
Total revenues	77
SaaS services [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 58